Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information

16. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

During the past three years, the Group has gradually transitioned from a wealth management consulting services provider to an integrated financial group with capabilities in wealth management, asset management and internet finance. In order to better reflect such transition, the Group has adjusted its internal organizational and corporate structures in the fourth quarter of 2014. The segment information has been adjusted accordingly to present the operating results by three reportable segments: wealth management, asset management and internet finance. Prior year comparable information has been updated to reflect the new reportable segments. The Group’s CODM does not review balance sheet information of the segments.

Segment information of the Group’s business is as follow:

	Years Ended December 31, 2013
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	354,830,728	1,293,159	—	356,123,887
Recurring service fees	174,739,550	27,697,918	—	202,437,468
Other service fees	30,313,155	736,778	—	31,049,933
Total third-party revenues	559,883,433	29,727,855	—	589,611,288
One-time commissions	125,548,102	2,660,980	—	128,209,082
Recurring service fees	230,196,201	110,561,436	—	340,757,637
Other service fees	1,172,129	4,870,216	—	6,042,345
Total related party revenues	356,916,432	118,092,632	—	475,009,064
Total revenues	916,799,865	147,820,487	—	1,064,620,352
Less: business taxes and related surcharges	(50,609,500)	(8,034,252)	—	(58,643,752)
Net revenues	866,190,365	139,786,235	—	1,005,976,600
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(204,834,897)	(459,927)	—	(205,294,824)
Performance Fee Compensation	—	—	—	—
Other Compensation	(191,112,438)	(52,330,115)	—	(243,442,553)
Total compensation and benefits	(395,947,335)	(52,790,042)	—	(448,737,377)
Selling expenses	(92,757,997)	(9,440,337)	—	(102,198,334)
General and administrative expenses	(85,194,993)	(24,825,651)	—	(110,020,644)
Other operating expenses	(5,200,569)	(244,816)	—	(5,445,385)
Government subsidies	30,644,119	2,000,001	—	32,644,120
Total operating cost and expenses	(548,456,775)	(85,300,845)	—	(633,757,620)
Income from operations	317,733,590	54,485,390	—	372,218,980

	Years Ended December 31, 2014
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	423,218,934	—	—	423,218,934
Recurring service fees	243,619,600	76,313,477	—	319,933,077
Performance-based income	7,952,243	16,680,481	—	24,632,724
Other service fees	13,246,685	—	16,732,441	29,979,126
Total third-party revenues	688,037,462	92,993,958	16,732,441	797,763,861
One-time commissions	180,943,785	—	—	180,943,785
Recurring service fees	342,603,359	217,438,078	30,326	560,071,763
Performance-based income	2,444,365	73,897,688		76,342,053
Other service fees	75,050	1,105,055	856,695	2,036,800
Total related party revenues	526,066,559	292,440,821	887,021	819,394,401
Total revenues	1,214,104,021	385,434,779	17,619,462	1,617,158,262
Less: business taxes and related surcharges	(68,598,144)	(19,319,443)	(755,784)	(88,673,371)
Net revenues	1,145,505,877	366,115,336	16,863,678	1,528,484,891
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(319,572,173)	(235,762)	(2,244,639)	(322,052,574)
Performance Fee Compensation	—	(22,034,438)	—	(22,034,438)
Other Compensation	(214,841,520)	(124,968,021)	(53,563,785)	(393,373,326)
Total compensation and benefits	(534,413,693)	(147,238,221)	(55,808,424)	(737,460,338)
Selling expenses	(135,282,336)	(9,756,483)	(2,226,991)	(147,265,810)
General and administrative expenses	(74,673,516)	(60,090,462)	(16,862,300)	(151,626,278)
Other operating expenses	(23,641,595)	(1,674,417)	(4,645,818)	(29,961,830)
Government subsidies	67,303,362	23,601,038	27,062	90,931,462
Total operating cost and expenses	(700,707,778)	(195,158,545)	(79,516,471)	(975,382,794)
Income (loss) from operations	444,798,099	170,956,791	(62,652,793)	553,102,097

	Years Ended December 31, 2015
	Wealth Management Business	Assets Management Business	Internet Finance Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	390,668,384	520,001	—	391,188,385
Recurring service fees	334,983,117	66,309,348	—	401,292,465
Performance-based income	141,773,493	52,165,537	—	193,939,030
Other service fees	69,447,545	512,475	58,330,241	128,290,261
Total third-party revenues	936,872,539	119,507,361	58,330,241	1,114,710,141
One-time commissions	424,354,473	4,333,018	—	428,687,491
Recurring service fees	324,182,643	310,730,732	—	634,913,375
Performance –based income	—	53,825,293	—	53,825,293
Other service fees	393,683	—	166,123	559,806
Total related party revenues	748,930,799	368,889,043	166,123	1,117,985,965
Total revenues	1,685,803,338	488,396,404	58,496,364	2,232,696,106
Less: business taxes and related surcharges	(88,285,200)	(23,408,513)	(1,074,552)	(112,768,265)
Net revenues	1,597,518,138	464,987,891	57,421,812	2,119,927,841
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(507,400,087)	(8,044,612)	(9,185,024)	(524,629,723)
Performance Fee Compensation	—	(24,786,763)	—	(24,786,763)
Other Compensation	(348,504,061)	(150,661,189)	(115,910,643)	(615,075,893)
Total compensation and benefits	(855,904,148)	(183,492,564)	(125,095,667)	(1,164,492,379)
Selling expenses	(219,286,283)	(17,278,343)	(27,250,783)	(263,815,409)
General and administrative expenses	(78,850,681)	(53,554,038)	(38,524,794)	(170,929,513)
Other operating expenses	(53,374,913)	(19,411,331)	(21,838,060)	(94,624,304)
Government subsidies	75,960,496	56,304,348	444,868	132,709,712
Total operating cost and expenses	(1,131,455,529)	(217,431,928)	(212,264,436)	(1,561,151,893)
Income (loss) from operations	466,062,609	247,555,963	(154,842,624)	558,775,948

Substantially all of the Group’s revenues are derived from, and its assets are located in the PRC and Hong Kong.